Provisions - Main Actuarial Assumptions Used in Valuing Defined Benefit Plans (Details) - Telefónica Spain - Foreign defined benefit plans	12 Months Ended
Dec. 31, 2018
Survival
Disclosure of defined benefit plans [line items]
Average duration of plans	7 years 5 months 1 day
Discount rate (as a percent)	1.32%
Survival | Minimum
Disclosure of defined benefit plans [line items]
Expected rate of salary increase (as a percent)	0.00%
Survival | Maximum
Disclosure of defined benefit plans [line items]
Expected rate of salary increase (as a percent)	0.50%
ITP
Disclosure of defined benefit plans [line items]
Average duration of plans	7 years 5 months 1 day
Discount rate (as a percent)	1.29%